Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Veritone, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38093
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	2420 17th Street
Entity Address, Address Line Two	Office 3002
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	888
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001615165
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ